ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

NOTE 14 —ACCUMULATED OTHER COMPREHENSIVE LOSS:

The components of accumulated other comprehensive loss, net of related taxes, in the consolidated balance sheets follow:

At December 31,	2017	2016
Unrealized losses on derivative instruments	$(28,989)	$(40,317)
Items not yet recognized as a component of net periodic benefit cost (pension plans)	(11,418)	(11,950)
	$(40,407)	$(52,267)

The following tables present the changes in the balances of each component of accumulated other comprehensive loss, net of related taxes, for the three years ended December 31, 2017.

	Unrealized losses on cash flow hedges	Items not yet recognized as a component of net periodic benefit cost (pension plans)	Foreign currency translation adjustment	Total

Balance at December 31, 2016	$(40,317)	$(11,950)	$-	$(52,267)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(1,140)	17	-	(1,123)
Amounts reclassified from accumulated other
comprehensive loss	12,468	515	-	12,983
Total change in accumulated other comprehensive loss	11,328	532	-	11,860
Balance at December 31, 2017	$(28,989)	$(11,418)	$-	$(40,407)

Balance at December 31, 2015	$(53,446)	$(10,636)	$(42)	$(64,124)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(3,052)	(2,364)	42	(5,374)
Amounts reclassified from accumulated other
comprehensive loss	16,181	1,050	-	17,231
Total change in accumulated other comprehensive loss	13,129	(1,314)	42	11,857
Balance at December 31, 2016	$(40,317)	$(11,950)	$-	$(52,267)

Balance at December 31, 2014	$(61,356)	$(12,988)	$(29)	$(74,373)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(10,193)	1,870	(13)	(8,336)
Amounts reclassified from accumulated other
comprehensive loss	18,103	482	-	18,585
Total change in accumulated other comprehensive loss	7,910	2,352	(13)	10,249
Balance at December 31, 2015	$(53,446)	$(10,636)	$(42)	$(64,124)

The following table presents information with respect to amounts reclassified out of accumulated other comprehensive loss for the three years ended December 31, 2017.

	Years Ended December 31,
Accumulated Other Comprehensive Loss Component	2017	2016	2015	Statement of Operations Line Item

Unrealized losses on cash flow hedges:
Interest rate swaps entered into by the Company's				Equity in income of
equity method joint venture investees	$(12,337)	$(15,664)	$(18,101)	affiliated companies

Interest rate caps entered into by the Company's
subsidiaries	(131)	(517)	(2)	Interest expense

Items not yet recognized as a component of net
periodic benefit cost (pension plans):
Net periodic benefit costs associated with
pension and postretirement benefit plans for
shore-based employees	(515)	(1,050)	(482)	Other income
	$(12,983)	$(17,231)	$(18,585)	Total before and net of tax

The following amounts are included in accumulated other comprehensive loss at December 31, 2017, which have not yet been recognized in net periodic cost: unrecognized prior service costs of $1,467  ($1,100 net of tax) and unrecognized actuarial losses of $11,734 ($10,318 net of tax). The prior service costs and actuarial losses included in accumulated other comprehensive loss and expected to be recognized in net periodic cost during 2018 are losses of $70 (gross and net of tax) and $408 (gross and net of tax), respectively.

At December 31, 2017, the Company expects that it will reclassify $8,509 (gross and net of tax) of net losses on derivative instruments from accumulated other comprehensive loss to earnings during the next twelve months due to the payment of variable rate interest associated with floating rate debt of INSW’s LNG equity method investees and the interest rate cap held by the Company.

See Note 6, “Equity Method Investments,” for additional information relating to derivatives held by the Company’s equity method investees and Note 9, “Fair Value of Financial Instruments, Derivatives and Fair Value,” for additional disclosures relating to derivative instruments.